Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss per share
Net loss attributable to shareholders of the company	$ (169,012)	$ (86,343)
Basic weighted average number of common shares outstanding (in shares)	178,203,975	93,825,395
Diluted weighted average number of common shares outstanding (in shares)	178,203,975	93,825,395
Net loss per share, basic (in dollars per share)	$ (0.95)	$ (0.92)
Net loss per share, diluted (in dollars per share)	$ (0.95)	$ (0.92)